Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Commitments and contingencies [abstract]
Office building		$ 374	$ 444	$ 783
Property and equipment	$ 304	$ 301	$ 309	$ 306